Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		¥ 8,046,402	¥ 8,459,950	¥ 8,004,531
Cash flows from financing activities		1,493,986	(1,046,886)	(311,323)
Cash flows from operating activities		(36,665)	(8,641)	(1,296)
Non-cash changes, Acquisitions		92,612	79,202	84,413
Non-cash changes, Changes in foreign currency exchange rates		949,591	494,202	614,998
Non-cash changes, Changes in fair value		(32,957)	85,721	67,396
Non-cash changes, Other		(5,257)	(17,146)	1,231
Changes in liabilities arising from financing activities, ending balance		10,507,712	8,046,402	8,459,950
Short-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		1,365,775	906,543	1,299,347
Cash flows from financing activities		(24,382)	442,534	(472,420)
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		177,888	27,055	78,863
Non-cash changes, Changes in fair value
Non-cash changes, Other		(2,434)	(10,357)	753
Changes in liabilities arising from financing activities, ending balance		1,516,847	1,365,775	906,543
Long-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		6,299,393	7,196,013	6,421,638
Cash flows from financing activities		1,593,898	(1,356,965)	238,060
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		751,082	459,754	526,822
Non-cash changes, Changes in fair value
Non-cash changes, Other		2,337	591	9,493
Changes in liabilities arising from financing activities, ending balance		8,646,710	6,299,393	7,196,013
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		315,958	318,758	317,429
Cash flows from financing activities		(80,513)	(78,297)	(80,165)
Cash flows from operating activities
Non-cash changes, Acquisitions		92,612	79,202	84,413
Non-cash changes, Changes in foreign currency exchange rates		9,509	3,675	6,096
Non-cash changes, Changes in fair value
Non-cash changes, Other		(5,160)	(7,380)	(9,015)
Changes in liabilities arising from financing activities, ending balance		332,406	315,958	318,758
Derivative financial liabilities (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	[1]	65,276	38,636	(33,883)
Cash flows from financing activities	[1]	4,983	(54,158)	3,202
Cash flows from operating activities	[1]	(36,665)	(8,641)	(1,296)
Non-cash changes, Acquisitions	[1]
Non-cash changes, Changes in foreign currency exchange rates	[1]	11,112	3,718	3,217
Non-cash changes, Changes in fair value	[1]	(32,957)	85,721	67,396
Non-cash changes, Other	[1]
Changes in liabilities arising from financing activities, ending balance	[1]	¥ 11,749	¥ 65,276	¥ 38,636

[1]	Derivative financial liabilities (assets) are held by the Company and its finance subsidiaries to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.